Business combinations - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jul. 01, 2021 Employee $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Business Acquisition [Line Items]
Entity number of employees | Employee	38,000
Acquisition-related costs		$ 8,884	$ 20,017	$ 20,969	$ 32,518
PRA Health Sciences, Inc
Business Acquisition [Line Items]
Business acquisition, share price (in USD per share) | $ / shares	$ 80
Business acquisition, number of shares issued (in shares) | shares	0.4125
Integration-related costs				$ 21,000